Franchise arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Franchise Arrangements [Abstract]
Schedule of revenues from franchised restaurants
Revenues from franchised restaurants for fiscal years 2021, 2020 and 2019 consisted of:

	2021	2020	2019
Rent (i)	$115,418	$89,123	$145,860
Initial fees (ii)	321	203	287
Royalty fees (iii)	295	275	643
Total	$116,034	$89,601	$146,790

(i)Includes rental income of own buildings and subleases. As of December 31, 2021 and 2020 the subleases rental income amounted to $96,756 and $74,723, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation for $739, $493 and $1,456 in 2021, 2020 and 2019, respectively.
(iii)Presented net of royalties fees owed to McDonald’s Corporation for $46,476, $36,554 and $57,709 in 2021, 2020 and 2019, respectively. As a consequence of the negative impacts of the spread of COVID-19 in the operations, McDonald’s granted a deferral of all the royalties payments due to sales in March, April, May, June and July 2020, settled during the first half of 2021.

Schedule of future minimum rental payments for operating leases
At December 31, 2021, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2022	$4,916	$49,991	$54,907
2023	4,568	42,581	47,149
2024	4,501	37,631	42,132
2025	4,514	34,201	38,715
2026	4,553	29,731	34,284
Thereafter	37,524	127,471	164,995
Total	$60,576	$321,606	$382,182